Stock Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based Compensation Plans
Stock-based compensation plans expense	$ 32	$ 14	$ 32
Income tax benefit recognized for stock-based compensation	$ 11	$ 5	$ 11